Risk Management and Financial Instruments - Schedule of Statement of Income (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Risk Management and Financial Instruments - Schedule of Statement of Income [Line Items]
Cost of sales before hedge accounting adoption	$ (6,585,192)	$ (7,798,858)
Derivatives operating income (loss)	(787)	31,693
Cost of sales with hedge accounting	(6,585,979)	(7,767,165)
Financial income (expense), net excluding derivatives	(246,602)	(77,411)
Derivatives financial income (expense), net	(90,340)	14,405
Financial income (expense), net	(336,942)	(63,006)
Currency [Member]
Risk Management and Financial Instruments - Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)		1,441
Derivatives financial income (expense), net	(79,296)	39,968
Commodities [Member]
Risk Management and Financial Instruments - Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)	(787)	30,252
Derivatives financial income (expense), net	(10,760)	(24,357)
Interest [Member]
Risk Management and Financial Instruments - Schedule of Statement of Income [Line Items]
Derivatives financial income (expense), net	$ (284)	$ (1,206)